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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.       California Investment Trust II  44 Montgomery St. #2100  SF CA 94104

2. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund

3.       Investment Company Act File Number:  33-500
         Securities Act File Number:         811-4418

4.       Last day of fiscal year for which this notice is filed: 8/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A

9.       Number and aggregate sales price of securities sold during the fiscal year:
                  Shares   145,004,024                Amount   $174,832,423

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                  Shares   145,004,024                Amount:  $174,832,423

11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
         plans, if applicable (see instruction B.7):
                  Shares     2,155,570                Amount:  $  6,475,331
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12.               Calculation of Registration Fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year in reliance on rule 24F-2 (from Item 10):                $174,832,423

         (ii)     Aggregate price of shares issued in connection with dividend
                  reinvestment plans (from Item 11, if applicable):             $  6,475,331

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):                       $147,206,409

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing fees
                  pursuant to rule 24e-2 (if applicable):                       $          0

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if
                  applicable):                                                  $ 34,101,345

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law or
                  regulation (see instruction C.6):                                   1/3300

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:       $  10,333.74


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)       /s/ Richard F. Shelton
                               ------------------------------------
                               Richard F. Shelton, President
Date October 29, 1996
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California Investment Trust II
44 Montgomery Street, Suite 2100
San Francisco, California 94104

Ladies and Gentlemen:

                  As counsel to California Investment Trust II, a Massachusetts business trust (the "Trust"), you have requested our opinion with respect to the shares of beneficial interest of the four series of the Trust (the "Funds") sold by the Trust during its fiscal year ended August 31, 1996 (the "Shares") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

                  In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:


                  (a) the Trust's Agreement and Declaration of Trust dated September 11, 1985, as amended on or about February 20, 1986, March 18, 1987, February 27, 1989 and
                           February 6, 1992 (as so amended, the "Declaration of Trust"), certified to us by an officer of the Trust as being true and complete and in effect throughout the Trust's fiscal year ended August 31, 1996 (the "Fiscal Year");

                  (b) the Bylaws of the Trust, as amended, certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

                  (c) the combined Prospectuses and combined Statements of Additional Information effective during the Fiscal Year, as listed in the officer's certificate identified in (e) below (collectively, the "Prospectuses");

                  (d) resolutions adopted by the Board of Trustees of the Trust at meetings of the board held on March 10, 1992, December 8, 1992, March 23, 1993, July 13,
                           1993, October 5, 1993, March 29, 1994 and June 23,
                           1994 certified by an officer of the Trust as being in full force and effect throughout the end of the Fiscal Year; and

                  (e) a certificate of an officer of the Trust concerning certain factual matters.

                  In rendering our opinion below, we have assumed that all of the Shares were issued and sold at the per-share public offering price (i.e., net asset value) on the date of their issuance in accordance with statements specified in the Funds' then-current Prospectus and in accordance with Article III of the Declaration of Trust. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so. In rendering our opinion, we have assumed that each Fund received for the Shares sold by that Fund, in cash, an amount equal to the per-share public offering price described in the Funds' then-current Prospectus.
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                  Our opinion below is limited to the federal law of the United
States of America and the business trust law of the Commonwealth of Massachusetts. We are not licensed to practice law in the Commonwealth of Massachusetts, and we have based our opinion below solely on our review of Chapter 182 of the General Laws of the Commonwealth of Massachusetts and the case law interpreting such Chapter as reported in Annotated Laws of Massachusetts (Law. Co-op. 1987 & Supp. 1996) and updated on Westlaw. We have not undertaken a review of other Massachusetts law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the Commonwealth of Massachusetts as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.


                  We note that pursuant to certain decisions of the Supreme Judicial Court of the Commonwealth of Massachusetts, shareholders of a Massachusetts business trust may, in certain circumstances, be held personally liable as partners for the obligations or liabilities of the trust. However, we also note that Article VIII, Section 1 of the Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust or the Funds shall look only to the assets of the Trust or the Funds for payment thereof and that the shareholders shall not be personally liable therefor, and further provides that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust may include a notice that such instrument was executed on behalf of the Trust and that the obligations of such instruments are not binding upon any of the shareholders of the Trust individually, but are binding only on the assets and property of the Trust.

                  Based upon our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and, subject to the court decisions described above, nonassessable.

                  We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any change of law that occurs, or any facts of which we become aware, after the date of this opinion.

                                      Sincerely yours,

                                      /s/ Heller Ehrman White & McAuliffe
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